Schedule of Provision for Loan Losses (Details) - USD ($)	3 Months Ended				6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2025	Jun. 30, 2024
Financing Receivable, Past Due [Line Items]
Credit loss (benefit)		$ (1,393,131)	$ (97,248)	$ 290,857		$ (166,035)
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Past Due [Line Items]
Credit loss (benefit)		(10,723)	(248)	(25,745)		(1,890)
Indemnity Liability Segment [Member]
Financing Receivable, Past Due [Line Items]
Credit loss (benefit)		$ (1,382,408)	$ (97,000)	$ 316,602		$ (164,145)